Annual Total Returns [BarChart] - First Trust RiverFront Dynamic Asia Pacific ETF - First Trust RiverFront Dynamic Asia Pacific ETF	Mar. 01, 2021
Bar Chart Table:
2017	20.13%
2018	(18.40%)
2019	14.19%
2020	9.49%